Statements of Cash Flows (Parenthetical) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Statement of Cash Flows [Abstract]
Dividends payable	$ 151,002	$ 151,002	$ 167,780	$ 218,114
Loan origination fees			164,845	13,293
Interest paid	$ 457,322	$ 420,832	$ 1,705,923	$ 1,729,753